Cash Equivalents - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Equivalents And Short Term Investments [Abstract]
Cash equivalents	$ 13,058,092	$ 9,977,409
Current annual interest rate	1.17%	2.71%